SHARE-BASED COMPENSATION - Transition arrangement for the CEO (Details) - LTIP		12 Months Ended
	Dec. 11, 2020 shares tranche shares	Dec. 31, 2021	Dec. 31, 2022 shares	Mar. 31, 2021 shares
Share based compensation [Line Items]
Vesting period after grant date		3 years
Minimum retention period of shares awarded under program		5 years
CEO
Share based compensation [Line Items]
Number of shares granted on option conversion (in shares)	4,200,000
Number of equal annual tranches | tranche	3
Vesting period after grant date	3 years
Number of awards vested (in shares)	8,400,000			1,400,000
Achievement (in percentage)		75.00%
Weighting (in percentage)		100.00%
Vesting level (in percentage)		45.00%
Minimum retention period of shares awarded under program	5 years	5 years
CEO | Forecast
Share based compensation [Line Items]
Number of awards vested (in shares)			630,000
CEO | Total Shareholder Return
Share based compensation [Line Items]
Achievement (in percentage)		0.00%
Weighting (in percentage)		40.00%
Vesting level (in percentage)		0.00%
CEO | Strategic Objectives
Share based compensation [Line Items]
Achievement (in percentage)		75.00%
Weighting (in percentage)		60.00%
Vesting level (in percentage)		45.00%